NOTE 21: MANAGEMENT OF CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Note 21 Management Of Capital
Disclosure of detailed information about capital
	As at December 31,
	2018	2017
Equity	$(2,996,220)	$(4,806,862)
Notes payable	760,715	404,370
Convertible debentures payable	274,466	1,835,225
Secured loan payable	717,460	676,849
Bank indebtedness	–	7,148
	(1,243,579)	(1,883,270)
Less: Cash	(157,668)	–
	$(1,401,247)	$(1,883,270)